Goodwill and Intangible Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill impairment loss recognized		¥ 6,222
Intangible assets amortization expense recognized	¥ 7,433	¥ 5,254	¥ 5,376